Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments and risk management [Abstract]
Carrying amounts of financial assets and financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities:

	For the Years Ended December 31,
in CHF thousands	2017	2016
Financial assets
Other current receivables	918	517
Cash and cash equivalents	124,377	152,210
Total financial assets	125,295	152,727

Financial liabilities
Long-term financing obligation	395	-
Trade and other payables	1,092	4,035
Accrued expenses	8,307	5,366
Total financial liabilities	9,794	9,401